Vanguard® U.S. Growth Fund
Schedule of Investments (unaudited)
As of May 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (97.1%)
Communication Services (9.8%)
*	Alphabet Inc. Class C	614,983	1,402,641
*	Alphabet Inc. Class A	277,044	630,342
*	Meta Platforms Inc. Class A	2,403,217	465,359
*	Netflix Inc.	1,528,366	301,760
*	Roku Inc.	1,644,001	156,016
*	ZoomInfo Technologies Inc. Class A	3,542,686	143,089
*	Match Group Inc.	1,089,882	85,861
*	Snap Inc. Class A	5,293,965	74,698
*	Spotify Technology SA	649,388	73,231
*	Pinterest Inc. Class A	2,972,305	58,406
*	Roblox Corp. Class A	780,391	23,365
*	Charter Communications Inc. Class A	39,121	19,832
	Nexstar Media Group Inc. Class A	42,969	7,529
*	Playtika Holding Corp.	434,418	6,434
*	Altice USA Inc. Class A	511,427	5,820
*	Madison Square Garden Sports Corp.	8,718	1,428
			3,455,811
Consumer Discretionary (20.1%)
*	Amazon.com Inc.	923,772	2,220,923
*	Tesla Inc.	2,441,324	1,851,158
*	Airbnb Inc. Class A	2,680,291	323,967
	LVMH Moet Hennessy Louis Vuitton SE	424,146	273,840
*	MercadoLibre Inc.	314,710	247,324
*	Lululemon Athletica Inc.	819,529	239,868
	NIKE Inc. Class B	1,985,414	235,966
	Home Depot Inc.	747,404	226,277
*,1	Wayfair Inc. Class A	2,292,785	136,168
	Marriott International Inc. Class A	662,283	113,635
	Hilton Worldwide Holdings Inc.	777,814	109,563
*	DoorDash Inc. Class A	1,240,913	95,439
*,1	Chewy Inc. Class A	3,635,272	90,155
*	Coursera Inc.	5,183,577	87,654
	Lowe's Cos. Inc.	437,474	85,439
*	Chegg Inc.	4,322,721	84,120
*	Etsy Inc.	867,551	70,376
*,1	Rivian Automotive Inc. Class A	1,612,154	50,622
*,1	Duolingo Inc.	545,595	45,617
*	O'Reilly Automotive Inc.	66,222	42,195
*	Peloton Interactive Inc. Class A	2,875,734	40,145
	McDonald's Corp.	157,849	39,811
	Boyd Gaming Corp.	642,616	37,767
*	Carvana Co. Class A	1,163,576	34,256

		Shares	Market Value ($000)
	Target Corp.	194,622	31,505
	H&R Block Inc.	832,162	29,325
*	AutoZone Inc.	14,166	29,177
	Tapestry Inc.	768,309	26,507
	Bath & Body Works Inc.	602,641	24,720
*	Burlington Stores Inc.	145,931	24,560
	Toll Brothers Inc.	415,846	20,988
	Yum! Brands Inc.	121,167	14,718
*	Six Flags Entertainment Corp.	458,172	13,447
*	Ulta Beauty Inc.	30,053	12,715
	Tempur Sealy International Inc.	405,411	10,691
	Starbucks Corp.	126,295	9,914
	Tractor Supply Co.	47,362	8,874
	Wendy's Co.	438,105	8,166
*	NVR Inc.	1,834	8,162
	PulteGroup Inc.	150,973	6,833
	Travel + Leisure Co.	125,024	6,390
*	Victoria's Secret & Co.	126,744	5,223
*	Expedia Group Inc.	37,159	4,806
	Columbia Sportswear Co.	32,168	2,502
	Williams-Sonoma Inc.	14,714	1,882
*	Booking Holdings Inc.	636	1,427
*	frontdoor Inc.	51,516	1,275
			7,086,092
Consumer Staples (2.6%)
	Costco Wholesale Corp.	588,840	274,529
	Constellation Brands Inc. Class A	873,260	214,359
	Estee Lauder Cos. Inc. Class A	814,713	207,467
	Altria Group Inc.	1,135,777	61,434
	PepsiCo Inc.	209,883	35,208
*	Darling Ingredients Inc.	420,045	33,633
	Hershey Co.	143,711	30,425
	Coca-Cola Co.	450,182	28,532
*	Herbalife Nutrition Ltd.	971,348	21,166
	Albertsons Cos. Inc. Class A	386,252	11,800
*	Pilgrim's Pride Corp.	341,868	11,391
	Colgate-Palmolive Co.	17,181	1,354
			931,298
Energy (0.7%)
	Schlumberger NV	4,648,536	213,647
	EOG Resources Inc.	333,890	45,729
			259,376
Financials (3.5%)
	S&P Global Inc.	607,215	212,209
	First Republic Bank	1,079,338	167,330
	American Express Co.	926,651	156,437
	Blackstone Inc.	1,290,747	152,037
	MarketAxess Holdings Inc.	414,867	116,860
	Marsh & McLennan Cos. Inc.	591,893	94,673
	Progressive Corp.	588,830	70,295
	Charles Schwab Corp.	755,467	52,958
*,1	Lemonade Inc.	2,122,348	47,732
	Goldman Sachs Group Inc.	96,414	31,513
	Synchrony Financial	771,623	28,581
	Discover Financial Services	247,326	28,069
*	Arch Capital Group Ltd.	362,782	17,218
	Everest Re Group Ltd.	60,773	17,168

		Shares	Market Value ($000)
	Ameriprise Financial Inc.	22,985	6,350
	FactSet Research Systems Inc.	14,071	5,372
*,1	Upstart Holdings Inc.	90,181	4,545
*	Credit Acceptance Corp.	5,034	2,997
	Raymond James Financial Inc.	23,395	2,304
			1,214,648
Health Care (11.9%)
	UnitedHealth Group Inc.	912,999	453,560
*	Moderna Inc.	2,929,766	425,783
*	Illumina Inc.	1,440,214	344,902
*	ABIOMED Inc.	1,253,860	330,643
	Eli Lilly & Co.	975,810	305,858
	Danaher Corp.	783,916	206,813
*	Boston Scientific Corp.	4,071,781	166,984
*	Novocure Ltd.	1,860,282	149,529
	Agilent Technologies Inc.	1,045,865	133,411
	Abbott Laboratories	1,122,596	131,860
*	Alnylam Pharmaceuticals Inc.	1,018,587	128,138
	Novo Nordisk A/S	1,087,826	120,096
*	Intuitive Surgical Inc.	498,731	113,531
	Zoetis Inc.	565,153	96,602
*	Penumbra Inc.	596,424	87,627
*	Denali Therapeutics Inc.	3,544,134	86,087
	AbbVie Inc.	541,424	79,790
*	Align Technology Inc.	274,863	76,313
*	10X Genomics Inc. Class A	1,428,504	73,125
	HCA Healthcare Inc.	275,185	57,899
*	Mettler-Toledo International Inc.	44,551	57,298
	Stryker Corp.	242,663	56,904
*	Teladoc Health Inc.	1,476,503	50,334
	Thermo Fisher Scientific Inc.	84,253	47,819
*	IQVIA Holdings Inc.	202,957	43,687
	McKesson Corp.	128,450	42,220
	Cigna Corp.	149,753	40,177
*	Regeneron Pharmaceuticals Inc.	56,131	37,313
*	Avantor Inc.	1,111,952	35,627
*	Veeva Systems Inc. Class A	165,244	28,134
*	Charles River Laboratories International Inc.	99,784	23,357
	Laboratory Corp. of America Holdings	89,117	21,987
*,1	Recursion Pharmaceuticals Inc. Class A	3,162,093	19,352
*,1	Sana Biotechnology Inc.	2,456,509	12,602
	Anthem Inc.	24,619	12,546
	West Pharmaceutical Services Inc.	40,223	12,484
*	Waters Corp.	37,331	12,243
	Bruker Corp.	192,236	12,011
*	Vertex Pharmaceuticals Inc.	37,087	9,963
*	IDEXX Laboratories Inc.	21,181	8,295
*	Tandem Diabetes Care Inc.	75,000	5,113
	Johnson & Johnson	26,606	4,777
*	Figs Inc. Class A	457,788	4,074
	Amgen Inc.	13,319	3,420
*	DaVita Inc.	28,878	2,815
	Bristol-Myers Squibb Co.	28,986	2,187
	Chemed Corp.	4,264	2,066
*	Centene Corp.	20,264	1,650
*	Catalent Inc.	14,039	1,447
*	Edwards Lifesciences Corp.	13,677	1,379
*	Syneos Health Inc.	18,588	1,373

		Shares	Market Value ($000)
*	Exelixis Inc.	74,067	1,358
*	Biogen Inc.	6,594	1,319
			4,185,882
Industrials (4.5%)
*	Uber Technologies Inc.	9,334,622	216,563
*	CoStar Group Inc.	3,422,002	208,537
	TransUnion	2,210,662	191,908
	Watsco Inc.	746,578	190,848
	Equifax Inc.	438,320	88,795
	Northrop Grumman Corp.	188,432	88,181
	Airbus SE ADR	2,171,641	63,477
	General Dynamics Corp.	253,076	56,919
	Lockheed Martin Corp.	97,657	42,980
	Union Pacific Corp.	188,113	41,343
	Allison Transmission Holdings Inc.	1,002,052	40,092
	United Parcel Service Inc. Class B	215,584	39,290
*	United Rentals Inc.	127,545	38,031
	Robert Half International Inc.	382,785	34,508
*	Copart Inc.	294,261	33,702
	Caterpillar Inc.	143,273	30,925
	WW Grainger Inc.	61,812	30,107
	IDEX Corp.	142,130	27,225
	AGCO Corp.	173,125	22,183
	Allegion plc	141,147	15,759
	Expeditors International of Washington Inc.	143,803	15,652
	Landstar System Inc.	102,634	15,542
	Old Dominion Freight Line Inc.	47,624	12,298
	Deere & Co.	31,509	11,273
	FedEx Corp.	31,125	6,990
	Fastenal Co.	115,522	6,187
	JB Hunt Transport Services Inc.	17,734	3,061
	Cintas Corp.	7,644	3,045
	Donaldson Co. Inc.	37,277	1,949
	Fortune Brands Home & Security Inc.	27,009	1,873
	Lincoln Electric Holdings Inc.	12,010	1,631
	3M Co.	9,106	1,359
			1,582,233
Information Technology (42.6%)
	Apple Inc.	18,627,316	2,772,490
	Microsoft Corp.	9,889,134	2,688,559
	NVIDIA Corp.	5,140,280	959,793
	Mastercard Inc. Class A	2,481,258	887,968
*	Trade Desk Inc. Class A	12,146,664	632,234
	Visa Inc. Class A	2,792,110	592,402
*	Adobe Inc.	1,183,127	492,749
*	Salesforce Inc.	2,833,221	453,995
*	Shopify Inc. Class A (XTSE)	1,027,766	385,536
*	Workday Inc. Class A	1,790,596	279,870
*	Advanced Micro Devices Inc.	2,605,442	265,390
*	Snowflake Inc. Class A	1,951,902	249,160
	Fidelity National Information Services Inc.	2,034,746	212,631
	Global Payments Inc.	1,621,006	212,417
*	FleetCor Technologies Inc.	851,286	211,808
*,2	Adyen NV	133,277	206,401
*	Crowdstrike Holdings Inc. Class A	1,061,233	169,787
*	Cloudflare Inc. Class A	3,007,861	168,440
*,1	Affirm Holdings Inc.	5,834,245	166,276

		Shares	Market Value ($000)
*	Twilio Inc. Class A	1,570,868	165,208
*	Block Inc. (XNYS)	1,739,687	152,240
*	Atlassian Corp. plc Class A	858,257	152,186
*	Zoom Video Communications Inc. Class A	1,385,209	148,841
*	Autodesk Inc.	715,638	148,674
*	Datadog Inc. Class A	1,491,327	142,258
	Microchip Technology Inc.	1,749,817	127,124
	Marvell Technology Inc.	1,942,437	114,895
	Intuit Inc.	245,694	101,830
*	Avalara Inc.	1,190,267	100,780
	QUALCOMM Inc.	693,205	99,281
*	Appian Corp. Class A	2,038,946	97,400
	Accenture plc Class A	313,131	93,457
*	ServiceNow Inc.	179,432	83,879
*	Ceridian HCM Holding Inc.	1,365,745	76,891
	Oracle Corp.	1,026,475	73,824
*,1	HashiCorp Inc. Class A	1,860,095	65,141
	Lam Research Corp.	123,004	63,966
*	PayPal Holdings Inc.	727,087	61,955
	ASML Holding NV GDR (Registered)	102,503	59,071
	Texas Instruments Inc.	318,573	56,311
*	Cadence Design Systems Inc.	358,958	55,183
*	nCino Inc.	1,615,011	52,762
*	Synopsys Inc.	161,283	51,482
*	Fortinet Inc.	168,913	49,684
	Applied Materials Inc.	418,025	49,030
*	Okta Inc.	574,566	47,718
	Monolithic Power Systems Inc.	105,320	47,435
	Broadcom Inc.	76,909	44,617
	Jabil Inc.	720,052	44,298
*	Gartner Inc.	165,877	43,526
	HP Inc.	1,033,823	40,154
*	ON Semiconductor Corp.	655,463	39,773
*	MongoDB Inc. Class A	163,782	38,841
*	Dropbox Inc. Class A	1,818,207	37,891
*	Teradata Corp.	915,489	35,182
*	Manhattan Associates Inc.	277,075	33,507
	KLA Corp.	90,261	32,932
*	RingCentral Inc. Class A	424,131	26,780
*	GoDaddy Inc. Class A	326,775	24,524
*	EPAM Systems Inc.	29,606	10,022
*	DocuSign Inc. Class A	115,039	9,653
*	Nutanix Inc. Class A	593,263	9,611
	Booz Allen Hamilton Holding Corp. Class A	106,307	9,128
*	CommScope Holding Co. Inc.	753,597	5,660
*	Fair Isaac Corp.	9,454	3,872
	NXP Semiconductors NV	12,996	2,466
*	Splunk Inc.	22,607	2,319
	CDW Corp.	12,958	2,201
	Automatic Data Processing Inc.	6,174	1,376
*	Pure Storage Inc. Class A	50,277	1,193
			15,045,938
Materials (0.4%)
*,1	Ginkgo Bioworks Holdings Inc.	18,079,672	55,685
	Louisiana-Pacific Corp.	413,020	28,523
	Steel Dynamics Inc.	269,579	23,017
	Olin Corp.	258,226	16,989
	LyondellBasell Industries NV Class A	51,915	5,931

		Shares	Market Value ($000)
	Chemours Co.	119,372	5,144
	Freeport-McMoRan Inc.	80,049	3,128
	Westlake Corp.	22,001	2,907
			141,324
Real Estate (1.0%)
	American Tower Corp.	576,437	147,643
	Equinix Inc.	73,615	50,580
	Simon Property Group Inc.	395,513	45,346
*,1	Redfin Corp.	4,448,817	43,598
	Extra Space Storage Inc.	199,921	35,626
	Iron Mountain Inc.	568,794	30,658
	SBA Communications Corp. Class A	8,642	2,909
	Equity LifeStyle Properties Inc.	36,992	2,800
	Lamar Advertising Co. Class A	13,609	1,333
			360,493
Utilities (0.0%)
	NRG Energy Inc.	139,667	6,430
Total Common Stocks (Cost $26,540,807)			34,269,525
Temporary Cash Investments (4.0%)
Money Market Fund (3.5%)
[3,4]	Vanguard Market Liquidity Fund, 0.854%	12,489,913	1,248,866
		Face Amount ($000)
Repurchase Agreement (0.5%)
	Bank of America Securities, LLC 0.800%, 6/1/22 (Dated 5/31/22, Repurchase Value $186,304,000, collateralized by Fannie Mae 2.000%–5.000%, 8/1/51–5/1/52, with a value of $190,026,000)	186,300	186,300
Total Temporary Cash Investments (Cost $1,435,033)			1,435,166
Total Investments (101.1%) (Cost $27,975,840)			35,704,691
Other Assets and Liabilities—Net (-1.1%)			(401,643)
Net Assets (100%)			35,303,048
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $274,028,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2022, the aggregate value was $206,401,000, representing 0.6% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $305,263,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2022	2,386	492,858	13,286
E-mini S&P Mid-Cap 400 Index	June 2022	262	65,846	(1,237)
				12,049
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	33,789,284	480,241	—	34,269,525
Temporary Cash Investments	1,248,866	186,300	—	1,435,166
Total	35,038,150	666,541	—	35,704,691
Derivative Financial Instruments
Assets
Futures Contracts[1]	13,286	—	—	13,286
Liabilities
Futures Contracts[1]	1,237	—	—	1,237
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.